Subsequent Events (Details) - USD ($) $ in Millions				1 Months Ended	3 Months Ended
	Feb. 09, 2021	Feb. 01, 2021	Oct. 08, 2019	May 31, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Subsequent events
Undrawn committed bank facilities							$ 4,100
Intangible assets						$ 20,947	$ 20,833	$ 21,959
Viela Bio
Subsequent events
Ownership			29.00%	26.70%
Alexion Pharmaceuticals, Inc.
Subsequent events
Undrawn committed bank facilities						$ 17,500
Sale of commercial rights | Crestor
Subsequent events
Consideration paid (received)	$ (320)
Intangible assets	$ 0
Major business combination | Alexion Pharmaceuticals, Inc. | Forecast
Subsequent events
Consideration paid (received)					$ 39,000
Alexion shareholders ownership of combined company					15.00%
Sale of ownership | Viela Bio
Subsequent events
Ownership		26.70%
Sale of ownership | Viela Bio | Minimum
Subsequent events
Anticipated cash proceeds and profits		$ 760
Sale of ownership | Viela Bio | Maximum
Subsequent events
Anticipated cash proceeds and profits		$ 780